Income Tax (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Schedule of Income Tax Expenses	Income tax expenses consisted of the following:
	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Current income tax expenses	2,392,635	4,056,189	914,309
Deferred income tax (benefit) expenses	(420,058)	(1,717,339)	393,433
Income tax expenses	1,972,577	2,338,850	1,307,742

Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations	Income (loss) before income tax expenses for the years ended September 30, 2022, 2023, and 2024 is attributable to the following geographic locations:
	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Hong Kong	16,342,125	16,169,924	8,246,150
Foreign	(6,119,374)	(4,027,930)	3,715,080
Income before income tax expenses	10,222,751	12,141,994	11,961,230

Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount	The tax on the Group’s income before income tax expenses differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:
		For the Years Ended September 30,
		2022	2023	2024
		HK$	HK$	HK$
Income tax expenses calculated at Hong Kong Profits Tax rate		1,686,755	2,003,428	1,973,604
Income not taxable for tax purposes		(563,875)	(98,101)	(131,939)
Expenses not deductible for tax purposes	(A)	1,014,697	598,523	2,193,096
Effect of preferential tax rates in Hong Kong		(165,000)	(165,000)	(165,000)
Impact of different tax rates in other jurisdictions		—	—	(2,562,019)
Income tax expenses		1,972,577	2,338,850	1,307,742
(A)	Mainly relate to non-deductible listing expenses.

Schedule of Deferred Tax Assets and Liabilities, Net	Deferred tax assets and liabilities, net consisted of the following:
	As of September 30,
	2023	2024
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	11,258	18,447
Provision for allowance for credit loss	1,407,161	1,126,455
Operating lease liabilities	—	770,659
Total deferred tax assets	1,418,419	1,915,561
Net off against deferred tax liabilities	—	(1,707,859)
Net deferred tax assets	1,418,419	207,702

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,468,575)	(1,368,917)
Operating lease ROU assets, net	—	(770,659)
Total deferred tax liabilities	(1,468,575)	(2,139,576)
Net off against deferred tax assets		1,707,859
Net deferred tax liabilities	(1,468,575)	(431,717)

Schedule of Beginning and Ending Net Deferred Tax Assets	A reconciliation of the movement in the beginning and ending net deferred tax assets (liabilities) is as follows:
	For the Years Ended September 30,
	2023	2024
	HK$	HK$
Balance at beginning of the year	(1,767,495)	(50,156)
Retrospective adjustment upon adoption of ASC 326	—	219,574
Deferred income tax benefit (expense)	1,717,339	(393,433)
Balance at end of the year	(50,156)	(224,015)